Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Status

(5.) TAX STATUS

The Plan obtained its latest determination letter on June 30, 2020, in which the IRS stated that the Plan, as then designed, was in compliance with the applicable requirements of the IRC. The Plan is required to operate in conformity with the IRC to maintain its tax-exempt qualification. The Plan Administrator believes the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC.

Under GAAP, the Plan’s management is required to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdiction; however, there are currently no audits for any tax periods in progress.